Interest in Other Entities (Details) - Schedule of Non-Controlling Interest - Non-controlling interests [member] - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Interest in Other Entities (Details) - Schedule of Non-Controlling Interest [Line Items]
Balance of non-controlling interests	$ 12,684	$ 15,548
Eventer [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interest [Line Items]
Balance of non-controlling interests	860	721
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interest [Line Items]
Balance of non-controlling interests	6,727	7,199
Charging Robotics [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interest [Line Items]
Balance of non-controlling interests		91
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interest [Line Items]
Balance of non-controlling interests	4,724	7,480
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interest [Line Items]
Balance of non-controlling interests	57	57
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interest [Line Items]
Balance of non-controlling interests	$ 316